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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                              DATED APRIL 30, 2012
                                      FOR
                            DIRECTOR LIFE (SERIES I)
                           DIRECTOR LIFE (SERIES II)

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2011. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1.  FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              1.03%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                            DISTRIBUTION
                                                               AND/OR                             ACQUIRED
                                                               SERVICE                            FUND FEES
                                           MANAGEMENT          (12B-1)            OTHER              AND
UNDERLYING FUND:                              FEES              FEES            EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.45%              N/A              0.03%              N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.61%              N/A              0.03%              N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.63%              N/A              0.04%              N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.71%              N/A              0.03%              N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.64%              N/A              0.03%              N/A
 Hartford Global Growth HLS Fund --
  Class IA                                     0.74%              N/A              0.06%              N/A
 Hartford Global Research HLS Fund --
  Class IA                                     0.90%              N/A              0.13%              N/A
 Hartford Healthcare HLS Fund --Class
  IA                                           0.85%              N/A              0.06%              N/A
 Hartford High Yield HLS Fund --Class
  IA                                           0.69%              N/A              0.05%              N/A
 Hartford Index HLS Fund -- Class IA           0.30%              N/A              0.03%              N/A
 Hartford International Opportunities
  HLS Fund -- Class IA                         0.67%              N/A              0.06%              N/A
 Hartford MidCap HLS Fund --Class IA           0.68%              N/A              0.03%              N/A
 Hartford Money Market HLS Fund --
  Class IA                                     0.40%              N/A              0.02%              N/A
 Hartford Small Company HLS Fund --
  Class IA                                     0.68%              N/A              0.03%              N/A
 Hartford Stock HLS Fund -- Class IA           0.47%              N/A              0.03%              N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.46%              N/A              0.03%              N/A

                                                                                  TOTAL ANNUAL
                                                               CONTRACTUAL            FUND
                                              TOTAL            FEE WAIVER           OPERATING
                                             ANNUAL              AND/OR             EXPENSES
                                            OPERATING            EXPENSE              AFTER
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT        FEE WAIVER
--------------------------------------  ---------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.48%                N/A                0.48%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.64%                N/A                0.64%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.67%                N/A                0.67%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.74%                N/A                0.74%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.67%                N/A                0.67%
 Hartford Global Growth HLS Fund --
  Class IA                                     0.80%                N/A                0.80%
 Hartford Global Research HLS Fund --
  Class IA                                     1.03%                N/A                1.03%
 Hartford Healthcare HLS Fund --Class
  IA                                           0.91%                N/A                0.91%
 Hartford High Yield HLS Fund --Class
  IA                                           0.74%                N/A                0.74%
 Hartford Index HLS Fund -- Class IA           0.33%                N/A                0.33%
 Hartford International Opportunities
  HLS Fund -- Class IA                         0.73%                N/A                0.73%
 Hartford MidCap HLS Fund --Class IA           0.71%                N/A                0.71%
 Hartford Money Market HLS Fund --
  Class IA                                     0.42%                N/A                0.42%
 Hartford Small Company HLS Fund --
  Class IA                                     0.71%                N/A                0.71%
 Hartford Stock HLS Fund -- Class IA           0.50%                N/A                0.50%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.49%                N/A                0.49%

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford U.S. Government Securities     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS Fund -- Class IA                   providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA  Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund    Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         HL Investment Advisors, LLC
  -- Class IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Healthcare HLS Fund -- Class   Seeks long-term capital appreciation         HL Investment Advisors, LLC
  IA                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class   Seeks to provide high current income, and    HL Investment Advisors, LLC
  IA                                     long-term return                             Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund -- Class IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate.
 Hartford International Opportunities    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS Fund -- Class IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap HLS Fund -- Class IA    Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund --       Maximum current income consistent with       HL Investment Advisors, LLC
  Class IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund -- Class IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  Class IA                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP

* In a low interest rate environment, yields for money market funds, after deduction of Policy charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Policy Value to a money market Sub-Account or participate in an Asset Allocation Program where Policy Value is allocated to a money market Sub-Account, that portion of your Policy Value may decrease in value.

NOTES

(1)  Formerly Hartford Global Health HLS Fund -- Class IA

2.  FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2011, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5.8 million (excluding indirect benefits received by offering HLS Funds as investment options).

3.  POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 3, 2010 version of the prospectus for more information or contact Us.

4.  ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2011, Hartford and its affiliates paid approximately $3,400,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2011, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $4,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5.  LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

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ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

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